Transactions With Related Parties	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
TRANSACTIONS WITH RELATED PARTIES
NOTE 10: TRANSACTIONS WITH RELATED PARTIES
Management fees:
Prior to the IPO
Pursuant to a management agreement dated May 28, 2010, as amended on May 4, 2012, the Manager, a subsidiary of Navios Holdings provided for five years from the inception of the agreement, commercial and technical management services to the Company's vessels for a daily fee through May 28, 2014. This daily fee covered all of the vessels' operating expenses, other than certain fees and costs. Drydocking expenses were reimbursed at cost for VLCC vessels.
In May 2014, the duration of the existing management agreement was extended until May 2020 and the daily rate was reduced by 5% to $9,500 per VLCC vessel for two additional years through May 2016. Drydocking expenses under this management agreement were reimbursed at cost for all vessels.
Navios Midstream
On November 18, 2014, the Company entered into a Management Agreement with the Manager, a wholly-owned subsidiary of Navios Holdings, pursuant to which the Manager provides commercial and technical management services to Navios Midstream's vessels for a daily fee of $9.5 per VLCC tanker vessel that was originally fixed for the first two years.

In October 2016, Navios Midstream amended its existing Management Agreement with the Manager to extend the fixed fee period for commercial and technical management services of its fleet, until December 31, 2018 at the current rate of $9.5 per day per VLCC. Dry docking expenses are reimbursed at cost for all vessels.
Total management fees for each of the years ended December 31, 2016, 2015 and 2014 amounted to $20,862, $17,613 and $14,166, respectively.
General and administrative expenses:
Prior to the IPO
Pursuant to an Administrative Services Agreement dated May 28, 2010, the Manager provided for five years from the inception of the agreement certain administrative management services which include: bookkeeping, audit and accounting services, legal and insurance services, administrative and clerical services, banking and financial services, advisory services, client and investor relations and other services. The Manager is reimbursed for reasonable costs and expenses incurred in connection with the provision of these services. In May 2014, the duration of the existing administrative services agreement was extended until May 2020 pursuant to its existing terms.
Navios Midstream
On November 18, 2014, Navios Midstream entered into the Administrative Services Agreement with the Manager, expiring on November 18, 2019, pursuant to which the Manager provides certain administrative management services to Navios Midstream which include: bookkeeping, audit and accounting services, legal and insurance services, administrative and clerical services, banking and financial services, advisory services, client and investor relations and other services. The Manager is reimbursed for reasonable costs and expenses.
For the years ended December 31, 2016, 2015 and 2014, the expense arising from the administrative services rendered by the Manager to the Company's vessels amounted to $1,500, $1,014 and $800, respectively.
Balances due from/ to related parties: Balances due from/ to related parties relate to amounts from/ to Navios Acquisition and its subsidiaries, as well as, Navios Holdings.
Amounts due from related parties as of December 31, 2016 and as of December 31, 2015, were $4,864 and $2,804, respectively, which mainly related to payments of management fees and other expenses.
There were no amounts due to Navios Acquisition as of December 31, 2016. There were amounts due to Navios Acquisition of $346 as of December 31, 2015 which represented the current accounts payable to Navios Acquisition in relation to voyage expenses of the vessels. Amounts due to Navios Holdings as of December 31, 2016 were $0 ($92 as of December 31, 2015).
Omnibus Agreement: On November 18, 2014, Navios Midstream entered into an omnibus agreement, with Navios Acquisition, Navios Holdings and Navios Partners in connection with the Navios Midstream IPO, pursuant to which Navios Acquisition, Navios Holdings, Navios Partners and their controlled affiliates generally have agreed not to acquire or own any VLCCs, crude oil tankers, refined petroleum product tankers, LPG tankers or chemical tankers under time charters of five or more years. The omnibus agreement contains significant exceptions that will allow Navios Acquisition, Navios Holdings, Navios Partners or any of their controlled affiliates to compete with Navios Midstream under specified circumstances.
Under the omnibus agreement, Navios Midstream and its subsidiaries granted to Navios Acquisition a right of first offer on any proposed sale, transfer or other disposition of any of its VLCCs or any crude oil tankers, refined petroleum product tankers, LPG tankers or chemical tankers and related charters owned or acquired by Navios Midstream. Likewise, Navios Acquisition granted a similar right of first offer to Navios Midstream for any of the VLCCs, crude oil tanker, refined petroleum product tanker, LPG tanker or chemical tanker under charter for five or more years it might own. These rights of first offer will not apply to a (a) sale, transfer or other disposition of vessels between any affiliated subsidiaries, or pursuant to the terms of any charter or other agreement with a charter party or (b) merger with or into, or sale of substantially all of the assets to, an unaffiliated third-party.
Backstop Agreements: On November 18, 2014, Navios Acquisition entered into backstop agreements with Navios Midstream. In accordance with the terms of the backstop agreements, Navios Acquisition has provided a backstop commitment at a net rate of $35.0 per day for the Nave Celeste, $38.4 per day for the Shinyo Ocean and $38.0 per day for the Shinyo Kannika. The backstop rates apply for a two-year period as of the redelivery of each of the vessels from its original charterer, if the actual rates achieved are below the agreed backstop rates for each of the vessels. Please see Note 16: Subsequent Events.

General Partner Option Agreement: Navios Holdings has a ten-year option to purchase a minimum of 25% of the general partner interest held by the general partner, the incentive distribution rights held by the general partner and/or the membership interests in the general partner from Navios Acquisition, each at fair market value. The option expires on November 18, 2024.
Option Vessels: On November 18, 2014, Navios Midstream entered into a share purchase agreement with Navios Acquisition, pursuant to which Navios Midstream would have options that were exercisable through November 18, 2016, to acquire the capital stock of up to seven vessel-owning subsidiaries of Navios Acquisition that owned seven VLCC vessels and the related time charters. In June 2015, Navios Midstream exercised its option and acquired two of the seven vessels, the Nave Celeste and the C. Dream. In October 2016, Navios Acquisition extended the options for the Buena Suerte, the Nave Neutrino and the Nave Electron for an additional two-year period expiring on November 18, 2018.